PSF PGIM HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 99.0%
Asset-Backed Securities — 1.3%
Collateralized Loan Obligations
BlueMountain CLO Ltd. (Cayman Islands),
Series 2018-22A, Class A1, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
5.644%(c)	07/15/31	1,351	$1,350,743
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
5.744%(c)	01/15/31	748	747,730
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1RR, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)
5.355%(c)	06/20/34	3,700	3,695,220
Sculptor CLO Ltd. (Cayman Islands),
Series 28A, Class AR, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)
5.363%(c)	01/20/35	3,750	3,735,995

Total Asset-Backed Securities (cost $9,518,511)			9,529,688
Commercial Mortgage-Backed Security — 0.2%
ROCK Trust,
Series 2024-CNTR, Class E, 144A
8.819%	11/13/41	1,475	1,554,542
(cost $1,475,000)
Corporate Bonds — 84.8%
Advertising — 0.5%
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A
7.500%	06/01/29	675	557,354
7.750%	04/15/28	225	193,129
Sr. Sec’d. Notes, 144A
5.125%	08/15/27(a)	2,600	2,516,225
9.000%	09/15/28(a)	550	566,025
			3,832,733
Aerospace & Defense — 1.9%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	550	538,127
5.805%	05/01/50	470	447,151
5.930%	05/01/60	290	272,600
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28	2,240	2,210,634
7.000%	06/01/32(a)	395	392,531
7.125%	06/15/26	863	863,000
7.250%	07/01/31	400	400,968
7.500%	02/01/29	1,300	1,322,750
7.875%	04/15/27	1,649	1,655,827
8.750%	11/15/30	860	906,027
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29(a)	2,125	2,020,310
5.500%	11/15/27	775	766,237
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Sr. Sec’d. Notes, 144A
6.000%	01/15/33	640	$629,618
6.375%	03/01/29	990	1,000,586
6.625%	03/01/32	265	268,335
6.750%	08/15/28	370	375,612
			14,070,313
Airlines — 1.3%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	02/15/28	300	298,475
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	52	51,833
5.750%	04/20/29	2,075	2,025,677
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	1,835	1,804,203
4.625%	04/15/29	1,915	1,812,694
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A
6.375%	02/01/30	1,235	1,081,008
7.875%	05/01/27	1,490	1,456,475
9.500%	06/01/28	720	711,900
			9,242,265
Apparel — 0.5%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29	1,150	1,057,343
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	2,825	2,389,196
			3,446,539
Auto Manufacturers — 0.5%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	100	75,807
7.400%	11/01/46	275	282,626
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.375%	11/13/25	800	790,296
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
8.750%	12/15/31	785	809,622
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/01/28	2,125	2,031,677
			3,990,028
Auto Parts & Equipment — 1.3%
Adient Global Holdings Ltd.,
Sr. Sec’d. Notes, 144A
7.000%	04/15/28	975	975,205
A1

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)	625	$606,868
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30	75	75,539
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	237	236,407
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30	275	255,198
5.375%	11/15/27	175	172,802
5.625%	06/15/28	475	467,751
Garrett Motion Holdings, Inc./Garrett LX I Sarl,
Gtd. Notes, 144A
7.750%	05/31/32	830	821,144
Phinia, Inc.,
Gtd. Notes, 144A
6.625%	10/15/32	255	250,222
Sr. Sec’d. Notes, 144A
6.750%	04/15/29	225	228,001
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	3,925	3,744,355
Titan International, Inc.,
Sr. Sec’d. Notes
7.000%	04/30/28	1,600	1,580,793
			9,414,285
Banks — 1.3%
Citigroup, Inc.,
Jr. Sub. Notes, Series EE
6.750%(ff)	02/15/30(oo)	392	386,982
Jr. Sub. Notes, Series FF
6.950%(ff)	02/15/30(oo)	815	813,254
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)	1,275	1,248,333
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/27	2,850	2,837,272
7.625%	05/01/26	925	925,433
12.000%	10/01/28	325	349,048
12.250%	10/01/30	350	385,886
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
6.850%(ff)	02/10/30(oo)	570	578,919
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%(ff)	06/01/32	975	873,605
4.950%(ff)	06/01/42	675	542,365
Wells Fargo & Co.,
Jr. Sub. Notes
6.850%(ff)	09/15/29(oo)	270	280,051
			9,221,148
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials — 1.8%
Builders FirstSource, Inc.,
Gtd. Notes, 144A
5.000%	03/01/30	165	$157,916
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/28	550	453,084
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A
6.125%	01/15/29	1,660	1,023,597
EMRLD Borrower LP/Emerald Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	07/15/31	275	276,525
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	425	415,753
Masterbrand, Inc.,
Gtd. Notes, 144A
7.000%	07/15/32	215	214,875
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	04/01/32	218	216,166
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A
5.500%	02/01/30	1,035	929,418
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32	2,010	2,020,697
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33	700	697,611
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	1,198	1,161,896
8.875%	11/15/31	1,080	1,119,349
Standard Building Solutions, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	08/15/32	530	530,225
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31	1,405	1,221,891
4.375%	07/15/30	1,525	1,406,662
4.750%	01/15/28	525	508,292
5.000%	02/15/27	990	974,630
			13,328,587
Chemicals — 1.8%
Ashland, Inc.,
Sr. Unsec’d. Notes
6.875%	05/15/43	1,705	1,777,862
ASP Unifrax Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 5.850% and PIK 1.250% or Cash coupon 7.100%
7.100%	09/30/29	403	200,942
Avient Corp.,
Sr. Unsec’d. Notes, 144A
6.250%	11/01/31	205	203,160

A2

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Celanese US Holdings LLC,
Gtd. Notes
6.580%(cc)	07/15/29	300	$309,874
6.600%(cc)	11/15/28	800	825,472
6.800%(cc)	11/15/30	300	311,000
Chemours Co. (The),
Gtd. Notes, 144A
8.000%	01/15/33	690	644,895
Cornerstone Chemical Co. LLC,
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% and PIK 10.000%
15.000%	12/06/28	522	497,262
Sr. Sec’d. Notes, 144A
15.000%	12/06/28	82	79,406
15.000%	12/06/28	52	49,536
15.000%	12/06/28	90	86,688
Methanex US Operations, Inc.,
Gtd. Notes, 144A
6.250%	03/15/32	530	516,444
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
7.000%	12/01/31	150	156,383
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
4.250%	10/01/28	500	461,957
7.250%	06/15/31	1,395	1,372,736
9.750%	11/15/28(a)	2,050	2,130,484
Sr. Unsec’d. Notes, 144A
6.250%	10/01/29	1,750	1,539,166
SK Invictus Intermediate II Sarl,
Sr. Sec’d. Notes, 144A
5.000%	10/30/29	665	622,786
SNF Group SACA (France),
Sr. Unsec’d. Notes, 144A
3.375%	03/15/30	425	375,062
Tronox, Inc.,
Gtd. Notes, 144A
4.625%	03/15/29(a)	795	678,472
			12,839,587
Coal — 0.1%
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
9.250%	10/01/29	760	703,175
Commercial Services — 4.5%
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28	390	384,412
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/31	1,365	1,383,461
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29	3,150	2,895,267
9.750%	07/15/27	2,075	2,080,939
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28	1,660	$1,570,460
4.625%	06/01/28	1,265	1,195,716
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29	670	586,467
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29(a)	2,000	1,801,548
4.625%	10/01/27	800	768,816
APi Group DE, Inc.,
Gtd. Notes, 144A
4.750%	10/15/29	1,200	1,131,247
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
4.750%	04/01/28(a)	1,050	961,451
5.375%	03/01/29	525	472,563
5.750%	07/15/27	220	212,483
5.750%	07/15/27(a)	575	553,801
Belron UK Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.750%	10/15/29	200	198,040
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31	850	885,006
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29	535	550,377
Herc Holdings, Inc.,
Gtd. Notes, 144A
6.625%	06/15/29	930	933,734
Hertz Corp. (The),
Gtd. Notes, 144A
4.625%	12/01/26	245	170,877
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29	4,075	3,848,859
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A
5.500%	04/15/29	1,225	1,131,357
Service Corp. International,
Sr. Unsec’d. Notes
3.375%	08/15/30	1,625	1,448,196
5.750%	10/15/32	200	196,892
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
Gtd. Notes, 144A
6.750%	08/15/32	405	408,474
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	1,025	905,727
4.000%	07/15/30	100	92,272
4.875%	01/15/28(a)	3,500	3,444,908

A3

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31	1,100	$955,602
Veritiv Operating Co.,
Sr. Sec’d. Notes, 144A
10.500%	11/30/30	450	478,291
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	08/15/30	325	340,765
WEX, Inc.,
Gtd. Notes, 144A
6.500%	03/15/33	335	331,232
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/15/29	235	237,705
6.625%	04/15/30	310	313,259
			32,870,204
Computers — 1.1%
Amentum Holdings, Inc.,
Gtd. Notes, 144A
7.250%	08/01/32	340	335,776
Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	06/01/31(a)	1,080	1,092,074
Gartner, Inc.,
Gtd. Notes, 144A
3.625%	06/15/29	175	164,808
3.750%	10/01/30	225	207,586
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30	3,485	3,087,854
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	1,305	1,414,784
NCR Voyix Corp.,
Gtd. Notes, 144A
5.000%	10/01/28	700	673,457
5.125%	04/15/29	1,049	998,933
			7,975,272
Cosmetics/Personal Care — 0.1%
Perrigo Finance Unlimited Co.,
Gtd. Notes
6.125%	09/30/32(a)	750	738,210
Distribution/Wholesale — 0.6%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	2,900	2,892,690
RB Global Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	150	153,281
Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A
8.000%	06/01/29	175	179,824
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Distribution/Wholesale (cont’d.)
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A
8.500%	06/15/30	1,375	$1,424,649
			4,650,444
Diversified Financial Services — 4.4%
Azorra Finance Ltd.,
Gtd. Notes, 144A
7.750%	04/15/30	655	645,817
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A
9.750%	03/15/29	1,225	1,292,167
Sub. Notes, 144A
8.375%(ff)	06/15/35	565	552,202
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	05/15/30	675	695,931
EZCORP, Inc.,
Sr. Unsec’d. Notes, 144A
7.375%	04/01/32	170	172,513
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.375%	04/01/32	160	156,293
9.125%	05/15/31	495	498,213
9.250%	02/01/29	310	314,689
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A
8.000%	02/15/27	1,350	1,380,375
Sr. Unsec’d. Notes, 144A
5.875%	03/15/30	290	286,561
8.000%	06/15/28	400	418,000
goeasy Ltd. (Canada),
Gtd. Notes, 144A
6.875%	05/15/30	340	331,925
9.250%	12/01/28	55	57,734
Sr. Unsec’d. Notes, 144A
7.375%	10/01/30	440	431,200
7.625%	07/01/29	685	685,527
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A
6.625%	10/15/31	1,075	1,062,621
Sr. Unsec’d. Notes, 144A
5.000%	08/15/28	250	235,295
LD Holdings Group LLC,
Gtd. Notes, 144A
6.125%	04/01/28	725	573,085
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A
6.400%	03/26/29	175	180,874
6.500%	03/26/31	455	472,501
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30	1,725	1,721,180
5.500%	08/15/28	175	173,499
5.750%	11/15/31(a)	1,070	1,068,495
6.000%	01/15/27	510	509,883

A4

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
6.500%	08/01/29	1,670	$1,690,013
Navient Corp.,
Sr. Unsec’d. Notes
4.875%	03/15/28(a)	600	572,366
5.000%	03/15/27	75	73,551
6.750%	06/25/25	375	375,443
9.375%	07/25/30	275	293,121
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28	1,276	1,182,812
4.000%	09/15/30	425	375,099
6.625%	01/15/28	75	75,593
6.625%	05/15/29	1,125	1,128,581
6.750%	03/15/32	775	760,573
7.125%	03/15/26	2,250	2,283,089
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	1,795	1,680,322
5.375%	10/15/25	1,200	1,197,511
5.750%	09/15/31	800	759,029
6.875%	02/15/33	540	540,165
7.875%	12/15/29	75	78,207
PHH Escrow Issuer LLC/PHH Corp.,
Sr. Unsec’d. Notes, 144A
9.875%	11/01/29	620	598,555
PRA Group, Inc.,
Gtd. Notes, 144A
8.875%	01/31/30(a)	1,045	1,092,017
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
2.875%	10/15/26	425	407,990
3.625%	03/01/29	300	276,716
3.875%	03/01/31	1,100	986,963
4.000%	10/15/33(a)	1,475	1,264,837
SLM Corp.,
Sr. Unsec’d. Notes
6.500%	01/31/30(x)	280	287,187
United Wholesale Mortgage LLC,
Sr. Unsec’d. Notes, 144A
5.500%	04/15/29	75	72,284
UWM Holdings LLC,
Gtd. Notes, 144A
6.625%	02/01/30	520	515,080
			32,483,684
Electric — 4.2%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
4.500%	02/15/28	1,550	1,502,993
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	2,732	2,621,490
5.000%	02/01/31	2,350	2,243,994
5.125%	03/15/28	4,050	3,985,369
Edison International,
Jr. Sub. Notes
8.125%(ff)	06/15/53(a)	125	121,945
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 1.000% and PIK 12.000%
13.000%	06/01/28	294	$241,336
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	750	749,161
Gtd. Notes, 144A
3.375%	02/15/29	300	275,674
3.625%	02/15/31	950	842,509
3.875%	02/15/32	1,275	1,122,024
5.250%	06/15/29	625	609,105
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)	2,475	2,728,857
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55	675	665,390
Sr. Sec’d. Notes
5.000%	07/01/28	725	705,836
5.250%	07/01/30	225	216,141
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)	1,925	1,948,297
8.000%(ff)	10/15/26(oo)	4,050	4,160,542
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)	675	721,989
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29	975	925,959
5.000%	07/31/27	1,565	1,542,827
5.500%	09/01/26	1,050	1,050,183
5.625%	02/15/27	1,583	1,577,745
			30,559,366
Electrical Components & Equipment — 0.4%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
4.375%	03/31/29(a)	750	698,146
4.750%	06/15/28	125	119,507
EnerSys,
Gtd. Notes, 144A
6.625%	01/15/32	140	141,807
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29	290	293,621
6.375%	03/15/33	525	527,574
6.625%	03/15/32	695	705,401
7.250%	06/15/28	785	795,085
			3,281,141
Electronics — 0.1%
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	600	523,789

A5

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Engineering & Construction — 0.3%
Brand Industrial Services, Inc.,
Sr. Sec’d. Notes, 144A
10.375%	08/01/30(a)	950	$909,020
Brundage-Bone Concrete Pumping Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/32	280	266,651
TopBuild Corp.,
Gtd. Notes, 144A
3.625%	03/15/29	375	347,015
4.125%	02/15/32	525	467,292
			1,989,978
Entertainment — 2.5%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)	1,725	1,584,758
Sr. Sec’d. Notes, 144A
6.500%	02/15/32	1,570	1,565,944
7.000%	02/15/30	1,800	1,822,296
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26	450	450,997
Churchill Downs, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	04/01/30	1,000	979,193
Cinemark USA, Inc.,
Gtd. Notes, 144A
7.000%	08/01/32	250	252,492
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
5.250%	01/15/29	475	464,313
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29	1,450	1,392,046
6.750%	02/15/29	400	382,803
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29	1,800	1,690,988
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.125%	07/01/29	650	577,133
5.625%	01/15/27(a)	1,775	1,751,420
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31	925	613,092
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	02/01/33(a)	1,215	1,195,644
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30	1,325	1,249,303
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29	1,020	978,920
6.250%	03/15/33	425	414,453
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
7.125%	02/15/31	1,115	$1,151,493
			18,517,288
Environmental Control — 0.9%
GFL Environmental, Inc.,
Gtd. Notes, 144A
4.000%	08/01/28	420	398,769
4.375%	08/15/29	2,415	2,273,119
4.750%	06/15/29	380	365,689
Sr. Sec’d. Notes, 144A
6.750%	01/15/31	480	494,400
Reworld Holding Corp.,
Gtd. Notes
5.000%	09/01/30	1,600	1,480,799
Gtd. Notes, 144A
4.875%	12/01/29	925	859,375
Waste Pro USA, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	02/01/33	375	377,449
Wrangler Holdco Corp. (Canada),
Gtd. Notes, 144A
6.625%	04/01/32	225	228,727
			6,478,327
Foods — 1.6%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29(a)	1,000	921,456
Sr. Unsec’d. Notes, 144A
6.250%	03/15/33	250	252,696
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27	2,210	2,067,325
Sr. Sec’d. Notes, 144A
8.000%	09/15/28	2,720	2,733,540
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.375%	01/31/32	1,275	1,163,766
Pilgrim’s Pride Corp.,
Gtd. Notes
3.500%	03/01/32	300	264,195
4.250%	04/15/31	601	565,333
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30	1,535	1,433,311
5.500%	12/15/29	200	194,663
6.250%	10/15/34(a)	565	556,286
6.375%	03/01/33	125	123,356
Sr. Sec’d. Notes, 144A
6.250%	02/15/32	240	241,523
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31	1,700	1,539,993
			12,057,443

A6

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Forest Products & Paper — 0.1%
Magnera Corp.,
Sr. Sec’d. Notes, 144A
7.250%	11/15/31	600	$583,414
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27	830	798,793
5.875%	08/20/26	493	489,212
			1,288,005
Healthcare-Products — 0.9%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	6,850	6,401,085
Healthcare-Services — 3.3%
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	5,250	4,563,737
4.625%	06/01/30	3,750	3,456,200
6.875%	09/01/32	625	628,946
HCA, Inc.,
Gtd. Notes
7.500%	11/06/33	425	479,499
Gtd. Notes, MTN
7.750%	07/15/36	400	458,466
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29	2,875	2,523,657
Sr. Sec’d. Notes, 144A
8.375%	02/15/32(a)	735	740,312
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/31/30	903	656,048
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%
11.500%	12/31/30	472	408,459
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	09/01/29	1,335	1,264,037
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	1,925	1,816,888
4.375%	01/15/30	5,050	4,736,421
Sr. Unsec’d. Notes
6.875%	11/15/31	2,350	2,405,530
			24,138,200
Holding Companies-Diversified — 0.3%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31(a)	2,350	2,351,536
Home Builders — 4.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29	900	813,149
4.625%	04/01/30	800	722,683
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
6.625%	01/15/28	550	$546,151
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	1,300	1,274,211
7.250%	10/15/29(a)	3,425	3,363,908
Sr. Unsec’d. Notes, 144A
7.500%	03/15/31	465	450,790
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30(a)	2,675	2,335,542
6.250%	09/15/27	625	614,344
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	900	807,750
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A
9.750%	05/01/29	575	580,923
Forestar Group, Inc.,
Gtd. Notes, 144A
5.000%	03/01/28	1,825	1,782,377
6.500%	03/15/33	1,105	1,081,656
KB Home,
Gtd. Notes
4.000%	06/15/31	1,075	964,703
4.800%	11/15/29	1,500	1,429,177
Landsea Homes Corp.,
Gtd. Notes, 144A
8.875%	04/01/29	1,535	1,462,340
M/I Homes, Inc.,
Gtd. Notes
3.950%	02/15/30	1,050	956,953
4.950%	02/01/28	450	436,634
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	2,525	2,319,105
5.250%	12/15/27	1,350	1,302,750
New Home Co., Inc. (The),
Sr. Unsec’d. Notes, 144A
9.250%	10/01/29	430	441,059
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes
4.750%	02/15/28	1,075	1,035,514
4.750%	04/01/29	1,875	1,777,521
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
8.750%	02/15/29	655	672,700
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	1,000	999,948
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	1,992	1,913,944
Tri Pointe Homes, Inc.,
Gtd. Notes
5.250%	06/01/27	425	419,690
5.700%	06/15/28	1,090	1,085,490
			31,591,012

A7

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Household Products/Wares — 0.5%
ACCO Brands Corp.,
Gtd. Notes, 144A
4.250%	03/15/29(a)	1,925	$1,740,218
Kronos Acquisition Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
8.250%	06/30/31	180	159,750
Sr. Unsec’d. Notes, 144A
10.750%	06/30/32	2,155	1,632,412
			3,532,380
Housewares — 0.8%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30	700	682,275
6.625%	05/15/32(a)	590	574,622
7.000%(cc)	04/01/46	725	636,251
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31	1,950	1,708,951
4.375%	02/01/32	1,750	1,535,996
SWF Holdings I Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29	1,900	851,681
			5,989,776
Insurance — 1.1%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	11/06/30	670	681,915
Sr. Unsec’d. Notes, 144A
6.000%	08/01/29	450	431,406
8.250%	02/01/29	2,610	2,680,745
8.500%	06/15/29	1,925	2,002,428
AmWINS Group, Inc.,
Sr. Unsec’d. Notes, 144A
4.875%	06/30/29	900	847,615
AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/29	585	583,712
BroadStreet Partners, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	04/15/29	950	910,784
			8,138,605
Internet — 0.7%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A
3.875%	09/15/27	1,325	1,257,295
Sr. Unsec’d. Notes, 144A
5.625%	09/15/28	1,495	1,372,165
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33	636	634,008
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
3.500%	03/01/29	850	787,479
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
Snap, Inc.,
Gtd. Notes, 144A
6.875%	03/01/33	720	$720,227
			4,771,174
Iron/Steel — 1.0%
ATI, Inc.,
Sr. Unsec’d. Notes
7.250%	08/15/30	670	690,936
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29	1,213	1,215,628
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.750%	04/15/30	1,145	1,108,617
6.875%	11/01/29	565	553,301
7.000%	03/15/32(a)	455	436,720
7.375%	05/01/33(a)	1,170	1,122,353
Sr. Unsec’d. Notes, 144A
7.500%	09/15/31	965	942,362
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
8.125%	05/01/27	230	227,355
9.250%	10/01/28	1,210	1,208,209
			7,505,481
Leisure Time — 3.5%
Amer Sports Co. (Finland),
Sr. Sec’d. Notes, 144A
6.750%	02/16/31	1,290	1,317,606
Carnival Corp.,
Gtd. Notes, 144A
5.750%	03/01/27	5,050	5,052,525
6.125%	02/15/33	805	790,913
Sr. Sec’d. Notes, 144A
4.000%	08/01/28	1,525	1,454,469
Sr. Unsec’d. Notes, 144A
5.750%	03/15/30	125	123,900
Life Time, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	11/15/31	625	620,537
Lindblad Expeditions Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	05/15/28	1,050	1,078,653
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A
6.750%	02/15/27(a)	850	843,716
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	252	251,370
Sr. Sec’d. Notes, 144A
5.875%	02/15/27	125	124,688
8.125%	01/15/29	325	341,140
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30	2,340	2,296,856
6.750%	02/01/32	430	423,550

A8

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Leisure Time (cont’d.)
7.750%	02/15/29	1,050	$1,092,000
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	1,325	1,320,283
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.375%	07/15/27	300	298,500
5.500%	04/01/28	775	771,869
5.625%	09/30/31	2,285	2,242,156
6.000%	02/01/33	20	19,950
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	2,050	2,039,750
9.125%	07/15/31	1,125	1,199,531
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A
5.625%	02/15/29	1,275	1,252,687
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	1,000	971,650
			25,928,299
Lodging — 1.6%
Boyd Gaming Corp.,
Gtd. Notes, 144A
4.750%	06/15/31	1,800	1,660,395
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32	850	744,613
4.000%	05/01/31	75	67,966
5.875%	04/01/29	480	481,465
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	375	370,385
4.750%	10/15/28(a)	2,000	1,926,255
5.500%	04/15/27	600	595,159
6.125%	09/15/29	450	445,558
6.500%	04/15/32(a)	2,730	2,678,138
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.250%	05/15/27	450	445,060
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28	2,175	2,090,719
			11,505,713
Machinery-Construction & Mining — 0.2%
Terex Corp.,
Gtd. Notes, 144A
5.000%	05/15/29	600	572,453
6.250%	10/15/32	1,035	1,005,258
			1,577,711
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified — 0.6%
Chart Industries, Inc.,
Gtd. Notes, 144A
9.500%	01/01/31(a)	845	$902,301
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	725	752,706
GrafTech Finance, Inc.,
Sec’d. Notes, 144A
4.625%	12/23/29	1,557	1,073,282
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	1,780	1,789,061
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27	224	219,380
			4,736,730
Media — 4.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	1,290	1,121,554
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30	400	370,668
5.000%	02/01/28	2,330	2,260,709
5.125%	05/01/27	825	812,378
5.375%	06/01/29	25	24,191
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31(x)	1,190	849,763
4.125%	12/01/30(x)	575	416,854
5.375%	02/01/28(x)	890	759,171
5.500%	04/15/27(x)	475	439,648
6.500%	02/01/29(x)	400	331,906
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30(x)	1,875	925,062
5.000%	11/15/31(x)	310	150,955
5.750%	01/15/30(x)	2,325	1,232,650
7.500%	04/01/28(x)	200	143,229
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	2,465	1,602,733
7.375%	07/01/28	950	675,635
7.750%	07/01/26	5,950	5,139,558
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27	1,325	1,396,059
iHeartCommunications, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	08/15/30	725	536,723
News Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	05/15/29	200	188,663
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/26(x)	505	432,406
Sr. Unsec’d. Notes, 144A
6.500%	09/15/28(x)	2,065	1,378,589

A9

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	12/31/32	50	$30,994
8.125%	02/15/33	1,035	1,021,161
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/29(a)	720	636,267
6.625%	06/01/27	2,775	2,749,565
8.000%	08/15/28	730	733,120
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.500%	08/15/30	800	703,000
5.500%	05/15/29	700	661,976
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.000%	01/15/32	1,725	1,496,437
			29,221,624
Metal Fabricate/Hardware — 0.1%
Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	10/15/29	825	774,547
Mining — 1.8%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A
8.000%	10/01/30	550	562,691
Unsec’d. Notes, 144A
11.500%	10/01/31	535	581,047
Capstone Copper Corp. (Canada),
Gtd. Notes, 144A
6.750%	03/31/33	390	388,452
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A
6.250%	09/01/29	1,655	1,624,300
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.875%	10/15/27	636	634,722
8.000%	03/01/33	915	926,437
8.625%	06/01/31	625	638,281
Sec’d. Notes, 144A
9.375%	03/01/29	880	926,200
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	845	852,538
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
4.500%	04/01/26	1,605	1,575,949
6.125%	04/01/29	1,415	1,401,911
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32	255	257,553
Novelis Corp.,
Gtd. Notes, 144A
3.875%	08/15/31	235	204,165
4.750%	01/30/30	1,650	1,534,988
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Novelis, Inc.,
Gtd. Notes, 144A
6.875%	01/30/30	510	$514,462
Taseko Mines Ltd. (Canada),
Sr. Sec’d. Notes, 144A
8.250%	05/01/30	235	239,411
			12,863,107
Miscellaneous Manufacturing — 0.5%
Amsted Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.625%	05/15/30	1,270	1,184,991
6.375%	03/15/33	265	263,382
Axon Enterprise, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	03/15/30	535	540,474
6.250%	03/15/33	435	440,393
Trinity Industries, Inc.,
Gtd. Notes, 144A
7.750%	07/15/28	1,010	1,046,559
			3,475,799
Office/Business Equipment — 0.0%
Zebra Technologies Corp.,
Gtd. Notes, 144A
6.500%	06/01/32	265	268,313
Oil & Gas — 5.4%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	10/01/29	410	417,189
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24(d)	5,200	6,500
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27	776	947,926
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32	480	478,172
8.250%	12/31/28	2,067	2,106,278
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28	800	826,436
8.625%	11/01/30	835	861,489
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/01/32	355	361,124
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30	1,175	1,109,165
6.750%	03/01/29(a)	825	806,571
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.375%	01/15/33	925	892,628
7.625%	04/01/32	620	613,598
9.250%	02/15/28	880	915,430

A10

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	05/01/29	131	$133,097
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A
8.500%	10/01/30	425	433,581
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32	530	501,941
5.375%	03/15/30	670	665,806
Gtd. Notes, 144A
5.875%	02/01/29	275	275,107
6.750%	04/15/29	110	111,360
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	1,450	1,402,507
6.000%	04/15/30	1,040	988,295
6.000%	02/01/31	900	840,989
6.250%	11/01/28	1,395	1,392,106
6.250%	04/15/32	435	407,003
7.250%	02/15/35	1,310	1,252,353
8.375%	11/01/33	160	163,950
Matador Resources Co.,
Gtd. Notes, 144A
6.500%	04/15/32	860	853,216
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29	210	206,184
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.500%	01/15/28	880	808,500
Nabors Industries, Inc.,
Gtd. Notes, 144A
7.375%	05/15/27	250	246,654
8.875%	08/15/31	1,620	1,408,454
9.125%	01/31/30	1,725	1,725,878
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)
10.041%(c)	09/30/29^	195	191,675
10.335%(c)	09/30/29^	162	159,730
Noble Finance II LLC,
Gtd. Notes, 144A
8.000%	04/15/30	1,130	1,129,118
Parkland Corp. (Canada),
Gtd. Notes, 144A
4.500%	10/01/29(a)	975	919,435
4.625%	05/01/30(a)	2,000	1,870,000
Sr. Unsec’d. Notes, 144A
6.625%	08/15/32	235	234,727
Permian Resources Operating LLC,
Gtd. Notes, 144A
6.250%	02/01/33	345	343,891
7.000%	01/15/32	955	977,958
8.000%	04/15/27	275	280,092
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A
6.875%	01/15/29	900	$873,000
7.125%	01/15/26	108	107,892
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	475	474,579
Gtd. Notes, 144A
4.750%	02/15/30	219	208,596
SM Energy Co.,
Sr. Unsec’d. Notes, 144A
6.750%	08/01/29	235	231,735
7.000%	08/01/32	225	221,448
Sunoco LP,
Gtd. Notes, 144A
7.000%	05/01/29	360	368,544
Sr. Unsec’d. Notes, 144A
6.250%	07/01/33	450	449,992
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.500%	05/15/29	375	355,144
4.500%	04/30/30	1,900	1,777,231
5.875%	03/15/28	175	174,482
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27	197	196,261
8.250%	05/15/29	1,755	1,713,319
8.500%	05/15/31	650	628,062
Sr. Sec’d. Notes, 144A
8.750%	02/15/30	56	58,173
Valaris Ltd.,
Sec’d. Notes, 144A
8.375%	04/30/30	1,125	1,122,142
Vital Energy, Inc.,
Gtd. Notes
9.750%	10/15/30	225	228,629
			39,455,342
Packaging & Containers — 2.0%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	06/30/27(x)	1,354	67,693
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	08/15/26(x)	400	367,500
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30	865	877,608
Sr. Sec’d. Notes, 144A
6.750%	04/15/32	1,000	1,006,546
6.875%	01/15/30	100	101,346
Graham Packaging Co., Inc.,
Gtd. Notes, 144A
7.125%	08/15/28	455	444,481

A11

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Graphic Packaging International LLC,
Gtd. Notes, 144A
3.500%	03/01/29	725	$668,443
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A
6.000%	09/15/28	1,645	1,599,763
Iris Holding, Inc.,
Sr. Unsec’d. Notes, 144A
10.000%	12/15/28	670	598,447
LABL, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	11/01/28	1,050	826,412
8.625%	10/01/31	590	438,807
9.500%	11/01/28	225	190,646
Sr. Unsec’d. Notes, 144A
8.250%	11/01/29	500	319,086
10.500%	07/15/27	1,290	1,150,248
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
7.875%	04/15/27	1,605	1,573,465
OI European Group BV,
Gtd. Notes, 144A
4.750%	02/15/30	225	204,750
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.625%	05/13/27	170	169,320
7.250%	05/15/31	350	341,701
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28	600	613,128
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	125	125,035
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A
12.750%	12/31/28	2,510	2,696,829
TriMas Corp.,
Gtd. Notes, 144A
4.125%	04/15/29	325	301,872
			14,683,126
Pharmaceuticals — 1.8%
1261229 BC Ltd.,
Sr. Sec’d. Notes, 144A
10.000%	04/15/32	1,025	1,017,312
AdaptHealth LLC,
Gtd. Notes, 144A
4.625%	08/01/29	1,025	932,866
5.125%	03/01/30	2,550	2,328,056
6.125%	08/01/28	845	828,443
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	1,050	765,187
5.000%	02/15/29	850	544,399
5.250%	01/30/30	600	355,500
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
5.250%	02/15/31	550	$312,978
6.250%	02/15/29	1,335	893,182
7.000%	01/15/28	250	193,750
Sr. Sec’d. Notes, 144A
4.875%	06/01/28	700	562,625
11.000%	09/30/28	1,925	1,834,766
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29	225	213,188
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	2,650	2,312,713
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%
12.000%	05/15/29	312	318,576
			13,413,541
Pipelines — 3.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	600	586,990
5.750%	01/15/28	1,825	1,815,801
6.625%	02/01/32	1,045	1,062,813
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	07/15/29	120	122,571
7.250%	07/15/32	675	699,181
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.450%	11/03/36	200	208,308
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	625	632,126
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	175	178,928
7.500%	06/01/30	435	468,718
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.875%	01/15/29	400	398,932
7.000%	08/01/27	525	523,836
Gtd. Notes, 144A
8.250%	01/15/32	825	848,512
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A
7.375%	07/15/32	175	179,263
8.875%	07/15/28	225	234,606
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
4.800%	05/15/30	495	464,674
6.750%	03/15/33	405	412,751
6.875%	04/15/40	2,029	1,984,031
7.500%	07/15/38	425	428,464

A12

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	1,600	$1,560,363
6.000%	12/31/30	515	489,929
6.000%	09/01/31	875	826,987
Sr. Unsec’d. Notes, 144A
7.375%	02/15/29	395	396,586
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	840	778,230
4.125%	08/15/31	765	695,025
6.250%	01/15/30	275	278,624
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)	2,920	2,763,677
Sr. Sec’d. Notes, 144A
7.000%	01/15/30	445	438,504
9.500%	02/01/29	2,655	2,846,790
9.875%	02/01/32(a)	2,275	2,417,012
			24,742,232
Real Estate — 1.1%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
10.500%(cc)	01/15/28	1,624	1,655,114
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
7.750%	09/01/30	225	235,415
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29	1,125	1,028,649
4.375%	02/01/31	2,425	2,161,113
5.375%	08/01/28	795	769,335
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29	2,125	2,032,622
			7,882,248
Real Estate Investment Trusts (REITs) — 2.3%
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31	1,050	805,221
9.750%	06/15/25	46	45,900
Sr. Unsec’d. Notes
4.750%	02/15/28	2,275	1,955,118
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	2,225	1,483,962
5.000%	10/15/27	250	225,582
Sr. Sec’d. Notes, 144A
8.500%	02/15/32	300	305,718
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A
7.000%	02/01/30	785	791,095
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Sr. Sec’d. Notes, 144A
5.875%	10/01/28	1,050	$1,025,319
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
4.500%	02/15/29	375	354,710
6.500%	04/01/32	980	978,569
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29	555	506,204
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26	425	411,915
4.375%	01/15/27	75	72,894
6.000%	04/15/30	125	122,482
6.500%	07/01/30	325	325,219
6.500%	10/15/30	370	367,223
7.250%	04/01/29(a)	580	595,672
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A
6.500%	02/15/29	1,250	1,124,592
Sr. Sec’d. Notes, 144A
4.750%	04/15/28	1,450	1,386,098
10.500%	02/15/28	2,374	2,523,309
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.625%	12/01/29	1,175	1,141,404
			16,548,206
Retail — 5.0%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30	4,315	3,896,402
4.375%	01/15/28	350	335,562
Arko Corp.,
Gtd. Notes, 144A
5.125%	11/15/29	1,625	1,316,461
BCPE Ulysses Intermediate, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%
7.750%	04/01/27	910	857,107
Brinker International, Inc.,
Gtd. Notes, 144A
8.250%	07/15/30	1,250	1,312,643
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%
9.000%	12/01/28	1,147	1,182,407
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
9.000%	06/01/30	2,494	2,639,083
Sr. Sec’d. Notes, 144A, PIK 14.000%
9.000%	06/01/31	3,743	4,154,410
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
12.000%	11/30/28	475	524,989
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A
6.750%	01/15/30	4,075	3,528,343

A13

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Sr. Sec’d. Notes, 144A
4.625%	01/15/29	275	$253,460
Foundation Building Materials, Inc.,
Gtd. Notes, 144A
6.000%	03/01/29(x)	1,180	963,784
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	1,575	1,422,060
3.875%	10/01/31	675	582,896
LBM Acquisition LLC,
Gtd. Notes, 144A
6.250%	01/15/29	1,875	1,596,892
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/29	1,475	1,383,349
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29	700	642,236
Park River Holdings, Inc.,
Gtd. Notes, 144A
5.625%	02/01/29	1,620	1,252,752
Sr. Unsec’d. Notes, 144A
6.750%	08/01/29	1,125	885,632
Patrick Industries, Inc.,
Gtd. Notes, 144A
4.750%	05/01/29(a)	600	563,241
6.375%	11/01/32	490	475,345
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)	2,335	2,337,346
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27	275	273,485
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31	2,575	2,324,534
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/29(a)	1,175	1,083,632
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A
6.875%	10/15/28	720	691,673
			36,479,724
Semiconductors — 0.0%
Entegris, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	04/15/29	275	265,274
Software — 0.3%
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A
4.875%	07/01/29(a)	1,125	1,003,851
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27	1,075	1,066,920
			2,070,771
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications — 6.0%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28	2,125	$1,603,015
5.750%	08/15/29	2,025	1,480,781
9.625%	07/15/27	1,950	1,652,625
CommScope LLC,
Sr. Sec’d. Notes, 144A
9.500%	12/15/31	250	257,180
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.000%	09/15/29(a)	1,975	1,794,781
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A
0.000%	12/31/30^	340	—
Sr. Sec’d. Notes, Series 3B14, 144A
0.000%	12/31/30^	479	1
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%
10.942%	05/25/27	2,261	2,249,920
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500%
10.500%	11/25/28	1,115	1,016,428
EchoStar Corp.,
Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 6.750%
6.750%	11/30/30	600	544,645
Sr. Sec’d. Notes
10.750%	11/30/29	1,425	1,497,890
Frontier Communications Holdings LLC,
Sec’d. Notes
5.875%	11/01/29	5,700	5,700,651
Sec’d. Notes, 144A
6.000%	01/15/30	975	977,047
6.750%	05/01/29	500	502,275
Sr. Sec’d. Notes, 144A
5.000%	05/01/28	1,300	1,284,223
5.875%	10/15/27	1,275	1,275,167
8.750%	05/15/30	250	263,315
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
7.000%	10/15/28	1,400	1,416,408
7.000%	04/15/32	1,075	1,069,625
8.500%	04/15/31	310	324,737
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	03/15/30(a)	1,755	1,667,777
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.625%	01/15/29	325	242,493
3.750%	07/15/29	375	275,354
Sec’d. Notes, 144A
3.875%	10/15/30	1,100	836,091
4.000%	04/15/31	320	240,153
4.500%	04/01/30	1,135	911,606
4.875%	06/15/29	555	470,296
10.000%	10/15/32	200	199,673

A14

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sr. Sec’d. Notes, 144A
10.500%	04/15/29	425	$470,251
10.500%	05/15/30	540	582,328
10.750%	12/15/30	1,025	1,132,965
11.000%	11/15/29	3,848	4,293,453
Lumen Technologies, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	10/15/32	225	224,444
Sable International Finance Ltd. (Panama),
Sr. Sec’d. Notes, 144A
7.125%	10/15/32	900	865,800
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	430	459,078
8.750%	03/15/32	731	879,164
Sprint LLC,
Gtd. Notes
7.625%	03/01/26	500	508,049
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/25	630	625,618
6.500%	07/15/28	325	281,696
7.500%	05/30/31	850	645,740
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.750%	07/15/31	750	652,868
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31	1,725	1,757,586
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.625%	07/15/29	495	523,265
			43,656,462
Transportation — 0.3%
RXO, Inc.,
Gtd. Notes, 144A
7.500%	11/15/27	585	601,636
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30	790	759,810
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31	125	128,234
7.125%	02/01/32	950	974,469
			2,464,149

Total Corporate Bonds (cost $639,896,545)			620,517,392
Floating Rate and Other Loans — 4.7%
Airlines — 0.0%
Vista Management Holding, Inc.,
Term B Loan
—%(p)	04/30/31^	225	223,313
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Auto Parts & Equipment — 0.5%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
7.075%(c)	01/28/32	1,125	$1,108,828
First Brands Group LLC,
Second Lien 2021 Term Loan, 3 Month SOFR + 8.762%
13.052%(c)	03/30/28	2,015	1,813,500
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
9.172%(c)	11/17/28	1,010	975,207
			3,897,535
Building Materials — 0.1%
Eco Material Technologies, Inc.,
Initial Term Loan, 6 Month SOFR + 3.250%
7.467%(c)	02/12/32	617	617,000
Quikrete Holdings, Inc.,
Tranche B-3 Term Loan, 1 Month SOFR + 2.250%
6.575%(c)	01/31/32	425	420,067
			1,037,067
Chemicals — 0.6%
Consolidated Energy Finance SA (Switzerland),
2024 Incremental Term Loan, 3 Month SOFR + 4.500%
8.813%(c)	11/15/30	1,562	1,498,451
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%
9.141%(c)	06/28/28	704	663,444
TPC Group, Inc.,
Initial Term Loan, 6 Month SOFR + 5.750%
9.952%(c)	12/16/31^	655	653,363
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 10.000%
14.308%(c)	12/31/25^	559	559,400
Term Loan, 3 Month SOFR + 2.000%
14.302%(c)	10/12/28	798	717,776
Venator Materials LLC,
First Out B Term Loan, 3 Month SOFR + 10.000%
14.329%(c)	07/16/26^	562	562,466
			4,654,900
Commercial Services — 0.1%
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%
8.037%(c)	12/31/30	461	455,025
Second Out Term Loan, 3 Month SOFR + 4.862%
9.149%(c)	12/31/30	399	327,183
			782,208
Computers — 0.1%
McAfee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%
7.323%(c)	03/01/29	603	572,777

A15

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Computers (cont’d.)
NCR Atleos LLC,
Term A Loan, 3 Month SOFR + 2.750%
6.916%(c)	09/27/28^	231	$231,180
			803,957
Electric — 0.0%
Heritage Power LLC,
Term Loan, 3 Month SOFR + 5.500%
9.799%(c)	07/20/28^	211	207,167
Electronics — 0.1%
Likewize Corp.,
Closing Date Term Loan, 3 Month SOFR + 5.750%
10.046%(c)	08/15/29	494	482,949
Environmental Control — 0.1%
GFL Environmental, Inc.,
Initial Term Loan, 3 Month SOFR + 2.500%
6.819%(c)	03/03/32	400	396,833
Forest Products & Paper — 0.0%
Magnera Corp.,
New Term Loan, 3 Month SOFR + 4.250%
8.563%(c)	11/04/31	249	248,596
Healthcare-Services — 0.0%
LifePoint Health, Inc.,
Term B Loan, 3 Month SOFR + 3.750%
8.052%(c)	05/16/31	150	144,800
Holding Companies-Diversified — 0.1%
Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%
8.791%(c)	12/19/30	760	736,404
Household Products/Wares — 0.1%
Kronos Acquisition Holdings, Inc. (Canada),
Initial Loan 2024, 3 Month SOFR + 4.000%
8.299%(c)	07/08/31	622	536,589
Housewares — 0.1%
SWF Holdings I Corp.,
Tranche A-1 Term Loan, 1 Month SOFR + 4.500%
8.825%(c)	12/18/29	129	129,214
Tranche A-2, 1 Month SOFR + 4.114%
8.439%(c)	10/06/28	256	207,148
			336,362
Insurance — 0.5%
Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%
7.325%(c)	11/06/30	299	296,076
Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%
9.689%(c)	01/20/29	1,040	960,916
New B-08 Term Loan, 1 Month SOFR + 3.364%
7.689%(c)	12/23/26	1,705	1,701,803
New B-12 Term Loan, 1 Month SOFR + 4.250%
8.575%(c)	09/19/30	298	293,635
			3,252,430
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Internet — 0.1%
Cablevision Lightpath LLC,
2025 Refinancing Term Loan, 1 Month SOFR + 3.000%
7.319%(c)	11/30/27	382	$381,189
Diamond Sports Net LLC,
First Lien Exit Term Loan
15.000%	01/02/28	398	356,549
			737,738
Machinery-Diversified — 0.0%
Graftech Global Enterprises, Inc.,
Initial Term Loan, 3 Month SOFR + 6.000%
10.303%(c)	12/21/29	294	299,042
Media — 0.9%
Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%
9.302%(c)	10/31/27	879	723,119
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
8.819%(c)	01/18/28	3,284	3,185,609
iHeartCommunications, Inc.,
Refinanced Term Loan B, 3 Month SOFR + 5.775% (Cap N/A, Floor 0.000%)
5.775%(c)	05/01/29	499	407,105
Radiate Holdco LLC,
Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%
7.689%(c)	09/25/26	2,588	2,214,614
Sinclair Television Group, Inc.,
Term B-6 Loan, 1 Month SOFR + 3.414%
7.742%(c)	12/31/29	80	66,800
Term B-7 Loan, 1 Month SOFR + 4.200%
8.527%(c)	12/31/30	40	33,400
			6,630,647
Metal Fabricate/Hardware — 0.3%
Doncasters US Finance LLC (United Kingdom),
Initial Term Loan, 3 Month SOFR + 6.500%
10.799%(c)	04/23/30^	1,955	1,935,697
Oil & Gas — 0.1%
Hilcorp Energy I LP,
Term B Loan, 1 Month SOFR + 2.000%
6.322%(c)	02/11/30	375	375,000
Pharmaceuticals — 0.2%
Bausch Health Cos., Inc.,
Second Amendment Term Loan, 3 Month SOFR + 5.250%
9.675%(c)	02/01/27	1,440	1,411,312
Retail — 0.0%
Great Outdoors Group LLC,
Term B-3 Loan, 1 Month SOFR + 3.250%
7.575%(c)	01/23/32	231	229,886
Software — 0.2%
AthenaHealth Group, Inc.,
Initial Term Loan, 1 Month SOFR + 3.000%
7.325%(c)	02/15/29	336	331,287

A16

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Software (cont’d.)
BMC Software, Inc.,
2031 Replacement Dollar Term Loan, 3 Month SOFR + 3.000%
7.291%(c)	07/30/31	175	$171,659
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%
9.692%(c)	07/14/28	1,090	930,304
			1,433,250
Telecommunications — 0.5%
Connect Finco Sarl (United Kingdom),
Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%
8.825%(c)	09/27/29	1,263	1,105,975
Level 3 Financing, Inc.,
Term B-3 Loan
—%(p)	04/30/32	550	543,354
Lumen Technologies, Inc.,
Term B-1 Loan, 3 Month SOFR + 2.350%
6.788%(c)	04/15/29	798	764,058
Viasat, Inc.,
Initial Term Loan, 1 Month SOFR + 4.614%
8.939%(c)	05/30/30	728	661,526
Xplore, Inc.,
Initial Term Loan, 3 Month SOFR + 5.262%
9.552%(c)	10/24/29	113	108,775
Second Out Term Loan, 3 Month SOFR + 1.762%
6.052%(c)	10/24/31	393	307,248
			3,490,936

Total Floating Rate and Other Loans (cost $35,008,717)			34,284,618
Residential Mortgage-Backed Securities — 0.0%
Adjustable Rate Mortgage Trust,
Series 2005-07, Class 1A1
5.926%(cc)	10/25/35	4	2,694
Alternative Loan Trust,
Series 2005-43, Class 4A3
4.149%(cc)	10/25/35	1	1,154
Series 2006-HY13, Class 4A1
4.825%(cc)	02/25/37	1	1,024
Series 2006-OA09, Class 2A1A, 1 Month SOFR + 0.534% (Cap N/A, Floor 0.420%)
4.854%(c)	07/20/46	2	1,426
American Home Mortgage Assets Trust,
Series 2006-04, Class 1A12, 1 Month SOFR + 0.324% (Cap N/A, Floor 0.324%)
4.645%(c)	10/25/46	14	7,004
Banc of America Funding Trust,
Series 2006-B, Class 2A1
4.718%(cc)	03/20/36	2	1,963
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
4.821%(cc)	09/25/37	5	4,702
HarborView Mortgage Loan Trust,
Series 2006-05, Class 2A1A, 1 Month SOFR + 0.474% (Cap N/A, Floor 0.360%)
4.791%(c)	07/19/46	4	2,112
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month SOFR + 0.494% (Cap N/A, Floor 0.380%)
4.815%(c)	09/25/46	3	$2,355
JPMorgan Mortgage Trust,
Series 2007-S03, Class 1A96
6.000%	08/25/37	9	4,093
MASTR Adjustable Rate Mortgages Trust,
Series 2006-OA01, Class 1A1, 1 Month SOFR + 0.324% (Cap N/A, Floor 0.210%)
4.645%(c)	04/25/46	1	1,121
Residential Accredit Loans Trust,
Series 2006-QA02, Class 3A1
6.282%(cc)	02/25/36	5	4,336
Residential Asset Securitization Trust,
Series 2007-A05, Class 2A3
6.000%	05/25/37	2	1,260
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2007-HY01, Class 2A3
4.362%(cc)	02/25/37	1	1,176
Series 2007-HY01, Class 4A1
4.274%(cc)	02/25/37	2	1,749

Total Residential Mortgage-Backed Securities (cost $47,062)			38,169
U.S. Treasury Obligations — 5.9%
U.S. Treasury Notes
2.750%	04/30/27	1,854	1,811,561
3.875%	11/30/27(k)	5,000	4,997,266
4.125%	11/15/27	4,525	4,551,160
4.125%	07/31/28(k)	10,000	10,069,531
4.250%	01/31/26	4,250	4,254,316
4.250%	11/30/26	4,400	4,421,484
4.250%	12/31/26	7,325	7,363,056
4.625%	06/30/26	6,000	6,044,297

Total U.S. Treasury Obligations (cost $43,284,269)			43,512,671

	Shares
Common Stocks — 1.6%
Chemicals — 0.3%
Cornerstone Chemical Co.*^	26,744	205,929
TPC Group, Inc.*^	49,934	1,123,515
Venator Materials PLC*^(x)	2,264	792,400
		2,121,844
Electric Utilities — 0.1%
GenOn Energy Holdings, Inc. (Class A Stock)*^(x)	11,836	355,080
Keycon Power Holdings LLC*^	21,440	335,965
		691,045
Gas Utilities — 0.3%
Ferrellgas Partners LP (Class B Stock)	12,116	2,014,415

A17

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Interactive Media & Services — 0.2%
Diamond Sports Group, LLC*	62,171	$1,126,880
Oil, Gas & Consumable Fuels — 0.3%
Expand Energy Corp.	6,749	751,299
Heritage Power LLC*(x)	28,339	1,526,764
Heritage Power LLC*(x)	1,246	67,128
Heritage Power LLC*^(x)	32,615	16,308
		2,361,499
Wireless Telecommunication Services — 0.4%
Digicel International Finance Ltd. (Jamaica)*	264,007	1,716,045
Intelsat Emergence SA (Luxembourg)*	41,224	1,522,732
Stonepeak Falcon Holdings, Inc. (Canada)*	24,108	74,351
Stonepeak Falcon Holdings, Inc. (Canada), CVR*^	1,680	—
		3,313,128

Total Common Stocks (cost $8,318,475)		11,628,811
Preferred Stocks — 0.5%
Diversified Telecommunication Services — 0.1%
Qwest Corp., 6.750%, Maturing 06/15/57	18,467	308,399
Electronic Equipment, Instruments & Components — 0.4%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	2,850	2,850,000
Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd. (Jamaica)*^	17,198	196,122

Total Preferred Stocks (cost $3,169,650)		3,354,521

	Units
Warrants* — 0.0%
Interactive Media & Services
Diamond Sports Group, LLC, expiring 06/30/26	116,279	70,988
(cost $0)

Total Long-Term Investments (cost $740,718,229)		724,491,400

	Shares	Value
Short-Term Investments — 7.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wb)	10,029,509	$10,029,509
PGIM Institutional Money Market Fund (7-day effective yield 4.548%) (cost $41,994,470; includes $41,827,289 of cash collateral for securities on loan)(b)(wb)	42,050,743	42,025,512

Total Short-Term Investments (cost $52,023,979)		52,055,021

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—106.1% (cost $792,742,208)		776,546,421
Options Written*~ — (0.0)%
(premiums received $47,721)		(42,987)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—106.1% (cost $792,694,487)		776,503,434

Liabilities in excess of other assets(z) — (6.1)%		(44,456,347)

Net Assets — 100.0%		$732,047,087

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNP	BNP Paribas S.A.
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CVR	Contingent Value Rights
DAC	Designated Activity Company
GSI	Goldman Sachs International
iBoxx	Bond Market Indices
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
N/A	Not Applicable
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
T	Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $10,600,125 and 1.4% of net assets.

A18

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $41,119,854; cash collateral of $41,827,289 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%, 6.500%, 06/30/27	11/06/19-12/30/24	$1,293,252	$67,693	0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Sr. Sec’d. Notes, 144A, 4.125%, 08/15/26	03/25/24-03/26/24	356,250	367,500	0.1
CSC Holdings LLC, Gtd. Notes, 144A, 3.375%, 02/15/31	08/03/20-10/29/20	1,173,800	849,763	0.1
CSC Holdings LLC, Gtd. Notes, 144A, 4.125%, 12/01/30	06/02/20	575,000	416,854	0.1
CSC Holdings LLC, Gtd. Notes, 144A, 5.375%, 02/01/28	04/19/21-02/04/22	913,900	759,171	0.1
CSC Holdings LLC, Gtd. Notes, 144A, 5.500%, 04/15/27	11/30/22-06/13/24	413,594	439,648	0.1
CSC Holdings LLC, Gtd. Notes, 144A, 6.500%, 02/01/29	02/11/22-05/06/22	389,000	331,906	0.0
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A, 4.625%, 12/01/30	08/03/20-10/28/20	1,920,258	925,062	0.1
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A, 5.000%, 11/15/31	09/27/21	297,213	150,955	0.0
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A, 5.750%, 01/15/30	10/13/21-12/05/22	2,032,500	1,232,650	0.2
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A, 7.500%, 04/01/28	02/17/22	197,750	143,229	0.0
Foundation Building Materials, Inc., Gtd. Notes, 144A, 6.000%, 03/01/29	07/28/21-12/11/24	1,042,293	963,784	0.1
GenOn Energy Holdings, Inc. (Class A Stock)*^	02/28/19	1,273,580	355,080	0.1
Heritage Power LLC*	11/21/23	293,488	1,526,764	0.2
Heritage Power LLC*	11/21/23	—	67,128	0.0
Heritage Power LLC*^	11/21/23	16,308	16,308	0.0
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A, 4.500%, 09/15/26	09/11/20-02/03/21	509,500	432,406	0.1
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A, 6.500%, 09/15/28	11/21/22-05/04/23	1,050,125	1,378,589	0.2
SLM Corp., Sr. Unsec’d. Notes, 6.500%, 01/31/30	01/29/25	279,376	287,187	0.0
Venator Materials PLC*^	06/29/17-10/19/23	3,574,374	792,400	0.1
Total		$17,601,561	$11,504,077	1.6%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded corporate bond commitment outstanding at March 31, 2025:
Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $239,594)^	243	$239,594	$—	$—
A19

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Unfunded loan commitments outstanding at March 31, 2025:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $195,552)^	198	$195,525	$—	$(27)
Graftech Global Enterprises, Inc., Delayed Draw Term Loan, 3.750%, Maturity Date 12/21/29 (cost $168,148)^	168	168,989	841	—
SWF Holdings I Corp., Delayed Draw Term Loan, 2.250%, Maturity Date 12/19/29 (cost $171,429)	171	172,286	857	—
		$536,800	$1,698	$(27)
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.43.V1, 12/20/29	Put	GSI	05/21/25	$102.00	5.00%(Q)	CDX.NA.HY.43. V1(Q)	4,520		$(20,131)
CDX.NA.HY.43.V1, 12/20/29	Put	GSI	06/18/25	$101.00	5.00%(Q)	CDX.NA.HY.43. V1(Q)	4,000		(22,856)
Total Options Written (premiums received $47,721)									$(42,987)
Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
107	2 Year U.S. Treasury Notes	Jun. 2025	$22,167,391	$86,461
150	5 Year U.S. Treasury Notes	Jun. 2025	16,223,438	78,475
246	10 Year U.S. Treasury Notes	Jun. 2025	27,359,813	387,859
19	20 Year U.S. Treasury Bonds	Jun. 2025	2,228,344	35,286
19	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	2,322,750	27,723
				$615,804
Credit default swap agreement outstanding at March 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.44.V1	06/20/30	5.000%(Q)	17,565	3.771%	$909,372	$934,940	$25,568
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the
A20

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at March 31, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.410%	MSI	06/20/25	(3,830)	$(67,634)	$—	$(67,634)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.410%	MSI	09/20/25	(2,570)	(48,254)	—	(48,254)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.410%	BNP	09/22/25	(3,560)	(14,386)	—	(14,386)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.410%	MSI	12/20/25	(1,620)	(31,971)	—	(31,971)
					$(162,245)	$—	$(162,245)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A21